Trade Payables and Other Current Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payable settlement description	Trade payables are non-interest-bearing liabilities and are normally settled on a 90-day terms. Their increase is mainly attributable to clinical operations acceleration in the fourth quarter of 2018.